J.P. MORGAN US EQUITY FUNDS

JPMorgan SMID Cap Equity Fund

(the “Fund”)

(Class R4 Shares)

(a series of JPMorgan Trust II)

Supplement dated September 29, 2025

to the Current Summary Prospectus, Prospectus and

Statement of Additional Information, as supplemented

Effective immediately, the Class R4 Shares of the JPMorgan SMID Cap Equity Fund is closed to new investors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SMID-LO-925